Organization and Background - Additional information (Detail) $ / shares in Units, R$ in Millions, $ in Millions			12 Months Ended
	Apr. 18, 2017 USD ($) $ / shares shares	Apr. 18, 2017 BRL (R$)	Dec. 31, 2017
Disclosure of organization and principal activities [line items]
Reverse stock split description	1.0 for 3.0 share split	1.0 for 3.0 share split	1.0 for 3.0 share split
Reverse stock split ratio	0.33	0.33	0.33
Initial public offering [member] | Common shares [member]
Disclosure of organization and principal activities [line items]
Number of common shares issued | shares	8,250,000
Offering price per common share | $ / shares	$ 18.00
Gross proceeds from common share issue	$ 148.5	R$ 459.7
Net proceeds from common share issue	134.2	415.6
Underwriting discounts and commissions	9.7	29.9
Offering expenses	$ 4.6	R$ 14.2